Investments in Marketable Securities - Investments in Marketable Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	¥ 397	¥ 397
Available-for-sale securities, Gross unrealized gains	121	43
Available-for-sale securities, Gross unrealized (losses)	0
Available-for-sale securities, Fair value	518	440
Marketable equity securities [Member]
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, Cost	397	397
Available-for-sale securities, Gross unrealized gains	121	43
Available-for-sale securities, Gross unrealized (losses)	0
Available-for-sale securities, Fair value	¥ 518	¥ 440